Lease Arrangements - Other lease information (Details) - TWD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Presentation of leases for lessee [abstract]
Expenses relating to short-term leases	$ 2,588.9	$ 1,754.8
Expenses relating to variable lease payments not included in the measurement of lease liabilities	101.0	97.2
Total cash outflow for leases	$ 3,660.1	$ 3,568.8